SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of the components and classification of share-based compensation expense
The components and classification of share-based compensation expense related to stock options and RSUs for the years 2020, 2019 and 2018 were as follows:

(in millions)	2020	2019	2018
Stock options	$15	$21	$23
RSUs	90	81	64
Share-based compensation expense	$105	$102	$87

Research and development expenses	$11	$9	$9
Selling, general and administrative expenses	94	93	78
Share-based compensation expense	$105	$102	$87

Schedule of weighted-average assumption as of the date of grant using the Black Scholes option-pricing model
The fair values of all stock options granted for the years 2020, 2019 and 2018 were estimated as of the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2020	2019	2018
Expected stock option life (years)	3.0	3.0	3.0
Expected volatility	38.7%	46.5%	54.0%
Risk-free interest rate	1.2%	2.5%	2.7%
Expected dividend yield	—%	—%	—%

Summary of stock option activity
The following table summarizes stock option activity during 2020:

(in millions, except per share amounts)	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2020	7.1	$26.99
Granted	2.3	$24.74
Exercised	(0.4)	$14.65
Expired or forfeited	(0.3)	$72.40
Outstanding, December 31, 2020	8.7	$25.59	7.2	$14
Vested and expected to vest, December 31, 2020	8.2	$25.73	7.1	$14
Vested and exercisable, December 31, 2020	4.8	$27.74	6.0	$11

Summary of non-vested time-based RSU activity
The following table summarizes non-vested time-based RSU activity during 2020:

(in millions, except per share amounts)	Time-Based RSUs	Weighted- Average Grant-Date Fair Value Per Share
Non-vested, January 1, 2020	6.1	$20.54
Granted	3.3	$21.92
Vested	(3.4)	$19.37
Forfeited	(0.3)	$21.78
Non-vested, December 31, 2020	5.7	$21.98

Schedule of assumptions used to calculate the fair values of performance-based RSUs
The fair values of TSR performance-based RSUs granted during 2020, 2019 and 2018 were estimated with the following assumptions:

	2020	2019	2018
Contractual term (years)	3.0	3.0	3.0
Expected Company share volatility	38.6%	46.5%	54.2%
Risk-free interest rate	1.2%	2.5%	2.7%

Summary of non-vested performance-based RSU activity
The following table summarizes non-vested performance-based RSU activity during 2020:

(in millions, except per share amounts)	Performance-based RSUs	Weighted- Average Grant-Date Fair Value Per Share
Non-vested, January 1, 2020	2.0	$25.80
Granted	0.9	$26.61
Vested	(0.6)	$19.02
Non-vested, December 31, 2020	2.3	$28.10